LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Summary of Components of Lease Expense
For the three and six months ended June 30, 2023, the components of the Company’s lease expense were as follows (in thousands):

	Six months ended June 30, 2023	Six months ended June 30, 2022
Operating Lease Cost	$3,050	$2,871
Short-term Lease Cost	63	72
Variable Lease Cost	165	155
Sublease Income	(76)	(91)

Total Lease Cost	$3,202	$3,007

	Three months ended June 30, 2023	Three months ended June 30, 2022
Operating Lease Cost	$1,532	$1,428
Short-term Lease Cost	33	36
Variable Lease Cost	81	78
Sublease Income	(30)	(46)

Total Lease Cost	$1,616	$1,496

For the year ended December 31, 2022, the components of the Company’s lease expense were as follows (in thousands):

Year ended December 31, 2022
Operating Lease Cost	$5,722
Short-term Lease Cost	143
Variable Lease Cost	319
Sublease Income	(183)

Total Lease Cost	$6,001

Summary of Future Undiscounted Cash Flows
Future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the condensed consolidated balance sheet as of June 30, 2023 were as follows (in thousands):

2023	$2,544
2024	4,579
2025	3,980
2026	3,511
2027	2,486
Thereafter	7,546

Total lease payments	$24,646
Less: imputed interest	(4,188)

Present value of lease liabilities	$20,458

Future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the balance sheet as of December 31, 2022 were as follows (in thousands):

Years Ending December 31
2023	$4,265
2024	3,879
2025	3,485
2026	3,167
2027	2,178
Thereafter	7,254

Total lease payments	$24,228
Less: imputed interest	(4,226)

Present value of lease liabilities	$20,002

Summary of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows (in thousands):

Six months ended June 30, 2023
Weighted-average remaining lease term (in years)	6.80
Weighted average discount rate	5.73%

Six months ended June 30, 2023
Right-of-use assets obtained in exchange for new operating lease liabilities	$2,635
Cash paid for amounts included in the measurement of lease liabilities	2,733

Supplemental balance sheet information related to leases was as follows (in thousands):

Year ended December 31, 2022
Weighted-average remaining lease term (in years)	7.53
Weighted average discount rate	5.34%

Year ended December 31, 2022
Right-of-use assets obtained in exchange for new operating lease liabilities	$25,087
Cash paid for amounts included in the measurement of lease liabilities	5,003